Equity (Tables)	12 Months Ended
Feb. 15, 2018
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Summary of Equity Share Capital

Equity share capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid
At 1 January 2015 (ordinary shares of 15 265/329p each)	248	61	117	178
Exchange adjustments	—	(3)	(6)	(9)
At 31 December 2015 (ordinary shares of 15 265/329p each)	248	58	111	169
Share capital consolidation	(42)	—	—	—
Exchange adjustments	—	(10)	(18)	(28)
At 31 December 2016 (ordinary shares of 18 318/329p each)	206	48	93	141
Share capital consolidation	(9)	—	—	—
Exchange adjustments	—	5	8	13

At 31 December 2017 (ordinary shares of 19 17/21p each)	197	53	101	154